                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/05

               Date of Reporting Period: Six months ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

(formerly, Federated Intermediate Income Fund)

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SECURITIES

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.18		$10.34	$ 9.88	$9.86		$9.45	$10.07
Income From Investment Operations:
Net investment income	0.22		0.50	0.60	0.62	[1]	0.65	0.62
Net realized and unrealized gain (loss) on investments	0.08		(0.17)	0.46	0.02	[1]	0.41	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	0.30		0.33	1.06	0.64		1.06	0.02
Less Distributions:
Distributions from net investment income	(0.22)		(0.49)	(0.60)	(0.62)		(0.65)	(0.62)
Distributions from net realized gain on investments	--		--	--	--		--	(0.02)
TOTAL DISTRIBUTIONS	(0.22)		(0.49)	(0.60)	(0.62)		(0.65)	(0.64)
Net Asset Value, End of Period	$10.26		$10.18	$10.34	$9.88		$9.86	$ 9.45
Total Return [2]	2.99	% [3]	3.28%	11.08%	6.55%		11.54%	0.30%

Ratios to Average Net Assets:
Expenses	0.55	% [4]	0.55%	0.55%	0.55%		0.55%	0.55%
Net investment income	4.30	% [4]	4.78%	5.97%	6.16	% [1]	6.72%	6.48%
Expense waiver/reimbursement [5]	0.37	% [4]	0.38%	0.38%	0.37%		0.35%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,454		$264,566	$241,837	$293,262		$300,289	$294,644
Portfolio turnover	20%		68%	52%	45%		43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/ amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.18		$10.34	$ 9.88	$9.86		$9.45	$10.07
Income From Investment Operations:
Net investment income	0.21		0.47	0.58	0.59	[1]	0.63	0.60
Net realized and unrealized gain (loss) on investments	0.08		(0.16)	0.46	0.02	[1]	0.41	(0.60)
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.31	1.04	0.61		1.04	0.00
Less Distributions:
Distributions from net investment income	(0.21)		(0.47)	(0.58)	(0.59)		(0.63)	(0.60)
Distributions from net realized gain on investments	--		--	--	--		--	(0.02)
TOTAL DISTRIBUTIONS	(0.21)		(0.47)	(0.58)	(0.59)		(0.63)	(0.62)
Net Asset Value, End of Period	$10.26		$10.18	$10.34	$9.88		$9.86	$ 9.45
Total Return [2]	2.87	% [3]	3.02%	10.81%	6.29%		11.26%	0.05%

Ratios to Average Net Assets:
Expenses	0.80	% [4]	0.80%	0.80%	0.80%		0.81%	0.80%
Net investment income	4.05	% [4]	4.53%	5.69%	5.91	% [1]	6.46%	6.24%
Expense waiver/reimbursement [5]	0.37	% [4]	0.38%	0.38%	0.37%		0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,985		$68,292	$56,080	$43,461		$36,206	$18,159
Portfolio turnover	20%		68%	52%	45%		43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return (Note 5).

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales changes (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period	[1]
Actual:
Institutional Shares	$1,000	$1,029.90	$2.81
Institutional Service Shares	$1,000	$1,028.70	$4.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.43	$2.80
Institutional Service Shares	$1,000	$1,021.17	$4.08

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.80%

Portfolio of Investment Summary Tables

At October 31, 2004, the fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	4.0%	Aaa	4.0%
AA	2.0%	Aa	7.2%
A	25.0%	A	30.6%
BBB	46.8%	Baa	37.0%
BB	3.0%	Ba	2.6%
Not rated by S&P 2	4.5%	Not rated by Moody's 2	3.9%
Cash Equivalents [3]	14.0%	Cash Equivalents [3]	14.0%
TOTAL	99.3%	TOTAL	99.3%

At October 31, 2004, the fund's portfolio composition 4 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	80.3%
Asset-Backed Securities	0.7%
Cash Equivalents [3]	14.0%
U.S. Treasury Securities	2.9%
Municipals	0.3%
Preferred Stocks	1.1%
TOTAL	99.3%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payments and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings as assigned only by the NRSRO identified in each table.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

3 Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.7%
		Credit Card--0.5%
$1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$1,564,275
		Home Equity Loan--0.2%
422,803	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	427,031
380,949		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	381,456
		TOTAL	808,487
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,300,016)	2,372,762
		CORPORATE BONDS--80.3%
		Basic Industry -- Chemicals--0.4%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,245
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	32,572
1,175,000		Praxair, Inc., 6.625%, 10/15/2007	1,285,473
		TOTAL	1,328,290
		Basic Industry -- Metals & Mining--1.8%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	2,103,540
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	549,225
950,000		Inco Ltd., 5.70%, 10/15/2015	992,881
500,000		Noranda, Inc., 6.00%, 10/15/2015	532,888
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	864,506
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,315,452
		TOTAL	6,358,492
		Basic Industry -- Paper--1.2%
350,000		International Paper Co., 4.25%, 1/15/2009	353,591
350,000		International Paper Co., 5.50%, 1/15/2014	361,546
25,000		International Paper Co., Note, 6.50%, 11/15/2007	27,094
1,000,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,200,000
300,000		Westvaco Corp., 7.65%, 3/15/2027	356,073
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,175,560
450,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	525,730
300,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	303,321
		TOTAL	4,302,915
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods -- Aerospace & Defense--0.8%
$15,000		Boeing Co., Unsecd. Note, 6.625%, 6/1/2005	$15,347
1,600,000		Raytheon Co., Deb., 7.20%, 8/15/2027	1,864,178
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	872,883
		TOTAL	2,752,408
		Capital Goods -- Building Materials--0.8%
650,000		CRH America, Inc., 5.30%, 10/15/2013	676,338
2,000,000		Masco Corp., Note, 6.75%, 3/15/2006	2,105,880
		TOTAL	2,782,218
		Capital Goods -- Construction Machinery--0.0%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	25,080
		Capital Goods -- Diversified Manufacturing--1.7%
1,220,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,476,200
760,000		Emerson Electric Co., 4.50%, 5/1/2013	762,265
500,000	[1,2]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	524,140
500,000		Kennametal, Inc., 7.20%, 6/15/2012	553,650
1,400,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,462,230
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,047,370
		TOTAL	5,825,855
		Capital Goods -- Environmental--0.8%
425,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	468,069
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,271,740
		TOTAL	2,739,809
		Communications -- Media & Cable--3.1%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,345,724
1,600,000		Comcast Corp., 6.375%, 1/30/2006	1,668,464
400,000		Comcast Corp., 7.05%, 3/15/2033	453,216
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,835,650
2,200,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	2,552,000
		TOTAL	10,855,054
		Communications -- Media Noncable--1.9%
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,099,886
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	648,041
3,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	3,897,839
		TOTAL	6,645,766
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications -- Telecom Wireless--1.0%
$3,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	$3,548,889
		Communications -- Telecom Wirelines--7.6%
1,310,000		BellSouth Corp., 5.20%, 9/15/2014	1,337,536
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,700,718
2,675,000		Citizens Communications Co., 9.00%, 8/15/2031	2,868,937
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	1,035,410
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	104,033
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,607,880
1,200,000		SBC Communications, Inc., 5.10%, 9/15/2014	1,211,112
8,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	8,416,952
760,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	998,881
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,277,562
2,000,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,022,622
		TOTAL	26,581,643
		Consumer Cyclical -- Automotive--9.7%
7,500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	7,799,895
9,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	9,460,791
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	261,417
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	35,653
150,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	152,286
1,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	1,042,619
1,500,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,549,921
1,060,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,100,238
11,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	11,387,541
860,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	863,870
		TOTAL	33,654,231
		Consumer Cyclical -- Entertainment--2.1%
3,000,000		AOL Time Warner, Inc., 6.15%, 5/1/2007	3,214,140
500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	592,620
1,400,000		Carnival Corp., 3.75%, 11/15/2007	1,405,950
180,000		International Speedway Corp., 4.20%, 4/15/2009	181,561
940,000		International Speedway Corp., 5.40%, 4/15/2014	975,546
1,000,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,087,090
		TOTAL	7,456,907
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical -- Retailers--0.8%
$1,050,000		CVS Corp., 5.625%, 3/15/2006	$1,090,582
1,000,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,141,970
400,000		Target Corp., 5.40%, 10/1/2008	427,980
		TOTAL	2,660,532
		Consumer Cyclical -- Services--0.8%
500,000		Adecco SA, Sr. Note, 7.00%, 3/15/2006	525,073
2,025,000		Boston University, 7.625%, 7/15/2097	2,412,838
		TOTAL	2,937,911
		Consumer Non-Cyclical Food/Beverage--1.2%
700,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	700,462
1,300,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,288,703
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	6,315
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	103,896
2,000,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	2,059,520
		TOTAL	4,158,896
		Consumer Non-Cyclical Health Care--1.5%
2,000,000		Anthem, Inc., 6.80%, 8/1/2012	2,261,620
840,000		Boston Scientific Corp., 5.45%, 6/15/2014	887,065
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,094,860
		TOTAL	5,243,545
		Consumer Non-Cyclical Pharmaceuticals--0.3%
850,000		AstraZeneca PLC, 5.40%, 6/1/2014	908,404
		Consumer Non-Cyclical Supermarkets--0.4%
450,000		Kroger Co., 7.25%, 6/1/2009	510,111
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	748,724
		TOTAL	1,258,835
		Consumer Non-Cyclical Tobacco--0.3%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	385,601
750,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	773,220
		TOTAL	1,158,821
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy -- Independent--3.4%
$1,000,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	$1,077,300
5,000,000		Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006	4,984,800
1,360,000	[1,2]	Gazprom International SA, Company Guarantee, 7.201%, 2/1/2020	1,431,400
850,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	907,868
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,626,750
1,648,800	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,633,532
		TOTAL	11,661,650
		Energy -- Integrated--2.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	12,692
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,928,221
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	797,963
1,100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	1,014,189
1,100,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,135,695
		TOTAL	6,888,760
		Energy -- Refining--0.6%
1,625,000		Valero Energy Corp., 7.50%, 4/15/2032	1,933,068
		Financial Institution -- Banking--9.3%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,337,838
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,259,116
15,000		Bank of America Corp., Sub. Note, 7.625%, 4/15/2005	15,365
1,000,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,090,200
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,189,100
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,416,533
1,300,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	1,304,043
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,550,091
3,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	3,140,100
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,351,829
750,000		Northern Trust Corp., 4.60%, 2/1/2013	753,698
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	785,435
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,161,750
3,822,222	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	4,546,228
1,300,000		Regions Financial Corp., 4.375%, 12/1/2010	1,308,827
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- Banking--continued
$200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	$221,016
1,800,000		SunTrust Banks, Inc., 4.00%, 10/15/2008	1,833,768
1,000,000	[1,2]	Swedbank, Sub., 7.50%, 11/29/2049	1,081,655
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,495,665
1,200,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	1,377,744
2,000,000		Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,071,300
		TOTAL	32,291,301
		Financial Institution -- Brokerage--7.9%
6,000,000		Bear Stearns Cos., Inc., 6.50%, 5/1/2006	6,324,960
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	3,002,520
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	1,110,879
500,000		Franklin Resources, Inc., 3.70%, 4/15/2008	501,970
1,000,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,026,400
1,250,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,348,975
1,875,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	2,043,094
3,500,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,555,370
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,014
5,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	5,239,050
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,367,810
729,991	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	815,458
		TOTAL	27,352,500
		Financial Institution -- Finance Noncaptive--1.7%
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,128,991
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,729,635
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,169,290
		TOTAL	6,027,916
		Financial Institution -- Insurance -- Life--1.2%
600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	784,692
2,000,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,117,260
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,309,344
		TOTAL	4,211,296
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution -- Insurance -- P&C--1.9%
$750,000		Loews Corp., Deb., 8.875%, 4/15/2011	$892,403
3,500,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	3,489,430
1,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,021,460
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,096,590
		TOTAL	6,499,883
		Financial Institution -- REITs--2.0%
2,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	2,078,560
1,750,000		EOP Operating LP, 8.375%, 3/15/2006	1,876,088
2,800,000	[1,2]	Simon Property Group, Inc., 4.875%, 8/15/2010	2,851,296
		TOTAL	6,805,944
		Foreign-Local-Government--0.7%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,455,181
		Sovereign--2.3%
3,800,000		KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	3,778,758
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,287,180
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,611,750
1,200,000		United Mexican States, 7.50%, 4/8/2033	1,282,200
		TOTAL	7,959,888
		Technology--2.3%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,749,000
2,500,000	[1,2]	Deluxe Corp., 5.125%, 10/1/2014	2,472,775
1,000,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,332,450
400,000		SunGard Data Systems, Inc., 4.875%, 1/15/2014	388,996
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,135,000
		TOTAL	8,078,221
		Transportation -- Airlines--0.7%
187,216		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	124,498
790,281		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	869,388
1,000,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,096,940
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	477,029
		TOTAL	2,567,855
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Transportation -- Railroads--0.3%
$849,968		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	$1,009,762
		Transportation -- Services--0.9%
3,100,000		FedEx Corp., Note, 2.65%, 4/1/2007	3,064,939
		Utility -- Electric--4.9%
2,000,000		Alabama Power Co., 2.80%, 12/1/2006	1,994,940
2,300,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	2,416,587
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,567,049
2,000,000	[1,2]	FirstEnergy Corp., 5.50%, 11/15/2006	2,082,056
1,000,000		Gulf States Utilities, 1 st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,028,650
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,560,533
500,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	569,681
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,505,920
610,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	629,599
555,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	554,001
1,000,000	[1,2]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	990,970
		TOTAL	16,899,986
		TOTAL CORPORATE BONDS (IDENTIFIED COST $268,646,439)	278,892,651
		MUNICIPALS--0.3%
		Consumer Cyclical -- Services--0.3%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $1,137,076)	1,232,110
		PREFERRED STOCK--1.1%
		Financial Institution -- Banking--1.1%
70,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $3,343,620)	3,806,250
Principal Amount			Value
		U.S. TREASURY--2.9%
$9,065,000		United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED COST $10,608,206)	$10,040,938
		REPURCHASE AGREEMENT--14.0%
48,489,000		Interest in $1,100,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.890%, dated 10/29/2004, to be repurchased at $48,496,637 on 11/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034, collateral market value $1,122,003,015 (AT AMORTIZED COST)	48,489,000
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $334,524,357) [3]	344,833,711
		OTHER ASSETS AND LIABILITIES - NET--0.7%	2,605,421
		TOTAL NET ASSETS--100%	$347,439,132

1 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $34,514,879 which represents 9.9% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $34,514,879 which represents 9.9% of total net assets.

3 The cost of investments for federal tax purposes amounts to $334,553,221.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$48,489,000
Investments in securities	296,344,711
Total investments in securities, at value (identified cost $334,524,357)		$344,833,711
Cash		483
Income receivable		5,091,479
Receivable for shares sold		549,227
TOTAL ASSETS		350,474,900
Liabilities :
Payable for investments purchased	1,198,692
Payable for shares redeemed	1,152,078
Income distribution payable	640,329
Payable for Directors'/Trustees' fees	779
Payable for shareholder services fee (Note 5)	12,201
Accrued expenses	31,689
TOTAL LIABILITIES		3,035,768
Net assets for 33,847,516 shares outstanding		$347,439,132
Net Assets Consist of:
Paid-in capital		$342,167,426
Net unrealized appreciation of investments		10,309,354
Accumulated net realized loss on investments		(5,096,466)
Undistributed net investment income		58,818
TOTAL NET ASSETS		$347,439,132
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($289,454,090 ÷ 28,198,641 shares outstanding), no par value, unlimited shares authorized		$10.26
Institutional Service Shares:
Net asset value per share ($57,985,042 ÷ 5,648,875 shares outstanding), no par value, unlimited shares authorized		$10.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $16,273)			$8,072,971
Dividends			111,387
TOTAL INCOME			8,184,358
Expenses:
Investment adviser fee (Note 5)		$842,837
Administrative personnel and services fee (Note 5)		135,194
Custodian fees		8,080
Transfer and dividend disbursing agent fees and expenses (Note 5)		49,019
Directors'/Trustees' fees		1,302
Auditing fees		8,215
Legal fees		2,282
Portfolio accounting fees		46,272
Distribution services fee--Institutional Service Shares (Note 5)		72,694
Shareholder services fee--Institutional Shares (Note 5)		348,724
Shareholder services fee--Institutional Service Shares (Note 5)		72,694
Share registration costs		18,689
Printing and postage		14,229
Insurance premiums		8,102
Miscellaneous		2,270
TOTAL EXPENSES		1,630,603
Waivers (Note 5):
Waiver of investment adviser fee	$(186,651)
Waiver of administrative personnel and services fee	(6,745)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,714)
Waiver of distribution services fee--Institutional Service Shares	(72,694)
Waiver of shareholder services fee--Institutional Shares	(348,724)
TOTAL WAIVERS		(622,528)
Net expenses			1,008,075
Net investment income			7,176,283
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			97,614
Net increase due to reimbursement from adviser (Note 5)			395
Net change in unrealized appreciation of investments			2,712,752
Net realized and unrealized gain on investments			2,810,761
Change in net assets resulting from operations			$9,987,044

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,176,283	$14,681,181
Net realized gain on investments	97,614	4,199,751
Net increase due to reimbursement from adviser (Note 5)	395
Net change in unrealized appreciation/depreciation of investments	2,712,752	(9,677,568)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,987,044	9,203,364
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,013,524)	(11,903,204)
Institutional Service Shares	(1,180,514)	(2,740,182)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,194,038)	(14,643,386)
Share Transactions:
Proceeds from sale of shares	85,032,093	168,328,892
Net asset value of shares issued to shareholders in payment of distributions declared	3,262,724	6,633,136
Cost of shares redeemed	(76,506,075)	(134,582,019)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,788,742	40,380,009
Change in net assets	14,581,748	34,939,987
Net Assets:
Beginning of period	332,857,384	297,917,397
End of period (including undistributed net investment income of $58,818 and $76,573, respectively)	$347,439,132	$332,857,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund, formerly Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fee. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,084,751	$71,826,794	11,528,168	$119,419,226
Shares issued to shareholders in payment of distributions declared	226,753	2,306,740	419,192	4,325,181
Shares redeemed	(5,098,340)	(51,695,177)	(9,343,686)	(96,598,697)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,213,164	$22,438,357	2,603,674	$27,145,710

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Services Shares:	Shares	Amount	Shares	Amount
Shares sold	1,301,919	$13,205,299	4,728,953	$48,909,666
Shares issued to shareholders in payment of distributions declared	94,004	955,984	223,586	2,307,955
Shares redeemed	(2,454,479)	(24,810,898)	(3,667,231)	(37,983,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,058,556)	$(10,649,615)	1,285,308	$13,234,299
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,154,608	$11,789,742	3,888,982	$40,380,009

4. FEDERAL TAX INFORMATION

At October 31, 2004, the cost of investments for federal tax purposes was $334,553,221. The net unrealized appreciation of investments for federal tax purposes was $10,280,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,657,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,376,561.

At April 30, 2004, the Fund had a capital loss carryforward of $5,165,216 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,108,396
2011	$2,056,820

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Services Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $14,620, after voluntary waiver, if applicable.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $43,907, $43,512 of which was contributed subsequent to October 31, 2004. The total amount relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2004, were as follows:

Purchases	$57,166,584
Sales	$56,381,582

7. LEGAL PROCEEDINGS

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-01 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

1ST SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	10/31/2004	[1]
Net Asset Value, Beginning of Period	$8.47
Income From Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.05
Less Distributions:
Distributions from net investment income	(0.03)
Net Asset Value, End of Period	$8.49
Total Return [2]	0.64%

Ratios to Average Net Assets:
Expenses	1.09	% [3]
Net investment income	2.50	% [3]
Expense waiver/reimbursement [4]	0.24	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$128,952
Portfolio turnover	14	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to October 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended October 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from: August 26, 2004 (date of initial public investment) to October 31, 2004 with respect to "Actual" expense information; and May 1, 2004 to October 31, 2004 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Class A Shares (8/26/2004)	$1,000	$1,006.40	$2.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares (5/1/2004)	$1,000	$1,019.71	$5.55

1 "Actual" expenses are equal to the Fund's Class A Shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 67/365 (to reflect the period from initial public investment to October 31, 2004). "Hypothetical" expense information is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

Portfolio of Investment Summary Tables

At October 31, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	28.4%	Aaa	27.4%
AA	5.9%	Aa	8.0%
A	20.0%	A	17.1%
BBB	12.3%	Baa	12.1%
BB	1.3%	Ba	1.1%
B	2.5%	B	2.4%
CCC	0.6%	Caa	0.9%
D	1.0%	Ca	0.1%
Not rated by S&P 3	24.5%	Not rated by Moody's 3	27.4%
Cash Equivalents [4]	2.7%	Cash Equivalents [4]	2.7%
TOTAL	99.2%	TOTAL	99.2%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings assigned only by the NRSRO identified in each table.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 22.3% are U.S. Treasury and Agency Securities (including mortgage-backed securities guaranteed by Government Sponsored Entities) and 0.3% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit quality ratings by either of these NRSROs.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

At October 31, 2004, the Fund's portfolio composition 5 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	36.7%
Mortgage-Backed Securities [6]	16.0%
Asset-Backed Securities	28.9%
U.S. Treasury/Agency Securities [7]	14.9%
Cash Equivalents [4]	2.7%
TOTAL BY SECURITY TYPE	99.2%

5 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

6 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable-rate, mortgage-backed securities.

7 For purposes of this table, U.S. Treasury & Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.5%
		Federal Home Loan Mortgage Corp.--0.1%
$152,756	[1]	FHLMC ARM 606116, 30 Year, 3.527%, 9/1/2019	$157,095
159,050	[1]	FHLMC ARM 785167, 30 Year, 3.578%, 12/1/2018	163,185
		TOTAL	320,280
		Federal National Mortgage Association--3.4%
2,809,062	[1]	FNMA ARM 544843, 3.678%, 10/01/2027	2,885,075
2,189,746	[1]	FNMA ARM 544852, 3.624%, 4/01/2028	2,248,584
1,661,958	[1]	FNMA ARM 544884, 3.619%, 5/01/2034	1,707,163
6,101,810	[1]	FNMA ARM 556379, 2.922%, 5/01/2040	6,194,008
1,334,444	[1]	FNMA ARM 556388, 2.922%, 5/01/2040	1,352,939
		TOTAL	14,387,769
		Government National Mortgage Association--0.0%
70,646	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	71,589
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,621,034)	14,779,638
		ASSET-BACKED SECURITIES--28.9%
		Auto Receivables--10.6%
1,801,384		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	1,828,837
580,128	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 2.04%, 10/12/2006	580,505
3,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 7/6/2008	3,013,526
4,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	3,998,280
3,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/16/2006	2,996,158
2,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,476,900
1,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 7/16/2007	995,500
5,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.93%, 5/15/2007	5,003,450
1,576,723	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,584,607
591,159		Harley-Davidson Motorcycle Trust 2004-1, Class B, 11/15/2011	581,428
17,108		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	17,120
1,000,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 5/15/2007	997,120
1,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 4/17/2008	1,006,710
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$3,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	$3,528,210
273,694		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	274,180
328,295		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	329,907
1,000,000		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	1,001,560
407,407		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	413,298
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	989,500
1,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.19%, 11/15/2007	992,860
2,000,000		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	2,002,480
2,000,000		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 4/15/2007	1,998,340
1,207	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	1,207
3,149	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	3,149
10,738	[2]	Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	10,764
266,759		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	271,230
209,756		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	210,316
2,000,000		WFS Financial Owner Trust 2004-4, Class A3, 2.98%, 3/17/2009	1,994,380
4,750,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	4,728,679
		TOTAL	43,830,201
		Credit Card--4.8%
4,500,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	4,521,735
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 2.25%, 12/15/2009	1,764,793
3,000,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	3,009,390
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.72%, 10/15/2007	3,007,620
1,000,000	[1]	Citibank Credit Card Master Trust 2002-C1, Class C1, 2.70%, 2/9/2009	1,009,060
2,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	2,004,740
2,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	2,030,400
2,500,000	[1]	MBNA Master Credit Card Trust 2000-D, Class B, 2.30%, 9/15/2009	2,515,175
		TOTAL	19,862,913
		Home Equity Loan--9.0%
422,803	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	427,031
104,104	[1,2]	AQ Finance NIM Trust 2002-N6, Class NOTE, 2.58%, 12/25/2007	104,885
417,329	[1]	Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 2.45%, 2/25/2033	422,971
21,800,000		Asset Backed Funding Certificate 2002-OPT1, Class AIO, 6.00%, 3/25/2005	189,878
336,203	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 3.38%, 5/25/2029	306,520
542,357	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.78%, 5/25/2029	512,127
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,042,427	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	$1,085,820
740,845	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	723,546
402,545	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.68%, 5/25/2029	388,324
391,693	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 3.68%, 5/25/2029	324,075
3,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 3/25/2020	2,985,750
478,871	[2]	Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 2/27/2034	475,622
309,595		Chase Funding Net Interest Margin, Class NOTE, 5.25%, 1/27/2035	309,208
145,874		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	146,797
92,557	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.35%, 1/15/2028	92,672
500,000		Countrywide Asset Backed Certificates 2002-1, Class M2, 3.03%, 8/25/2032	501,145
3,919,768	[1]	Fifth Third Home Equity Loan Trust, Class A, 2.16%, 9/20/2023	3,913,706
2,017,243	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 2.28%, 3/25/2034	2,024,889
353,263		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 2.17%, 11/25/2034	353,927
273,620	[2]	First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	273,509
1,767,717	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	1,770,474
1,078,198	[2]	First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	1,078,198
2,717,532		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,364,552
2,481,015		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,797,322
3,006,262		Impac CMB Trust 2002-7, Class A, 2.3625%, 11/25/2032	3,027,456
1,229,734	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	1,231,018
748,660		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	765,041
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,215
450,091		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	450,690
10,000,000	[2]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	7,500
1,539,033		Quest Trust 2004 - X1, Class A, 2.2625%, 3/25/2034	1,539,280
3,500,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	3,474,870
2,478,833		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.51%, 10/25/2030	2,570,649
1,750,000	[2]	SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	1,744,540
		TOTAL	37,456,207
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--0.7%
$1,983,685		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	$2,035,876
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.44%, 6/7/2016	1,036,276
		TOTAL	3,072,152
		Other--2.3%
1,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	992,860
1,350,990	[1,2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,364,717
1,560,526	[2]	Great America Leasing Receivables 2004-1, Class C, 3/15/2010	1,564,552
1,587,665		John Deere Owner Trust 2003-A, Class A2, 1/15/2006	1,587,122
2,000,000	[1]	Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 2.18%, 12/17/2007	2,002,300
2,000,000		Mellon Bank Premium Finance Loan Master Trust Series 2004-1 Class C, Class C, 2.65%, 6/15/2009	2,002,120
		TOTAL	9,513,671
		Rate Reduction Bond--1.5%
911,559		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	914,577
3,186,758		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008	3,308,110
1,999,925		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	2,074,822
		TOTAL	6,297,509
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,797,642)	120,032,653
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Commercial Mortgage--0.1%
7,093,598		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.35%, 4/18/2029	273,232
		Federal Home Loan Mortgage Corp.--3.8%
3,608,008	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.22%, 2/15/2018	3,606,168
1,599,702		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	1,597,999
2,133,293		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H010, Class A1, 1.582%, 9/15/2008	2,106,371
2,027,396		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H009, Class A2, 1.876%, 3/15/2008	1,989,955
6,689,968		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H008, Class A3, 2.29%, 6/15/2007	6,665,826
		TOTAL	15,966,319
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--0.6%
$105,755		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	$109,628
1,385,310		Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030	1,407,530
1,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	1,011,040
		TOTAL	2,528,198
		Non-Agency Mortgage--4.2%
460,966	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.88%, 2/3/2029	451,747
1,422,979	[1,2]	Credit-Based Asset Servicing and Securitization 1997-1, Class A1, 3.93%, 2/1/2017	1,419,422
730,648	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.33%, 7/1/2019	730,421
1,000,000	[2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	998,840
410,574		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	410,044
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 3.60%, 1/25/2029	1,254,176
106,976		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	106,760
13,603	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	10,427
16,500,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 10/25/2032	143,715
86,235	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 3.08%, 1/28/2027	66,104
219,119		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	218,880
785,970		Washington Mutual 2003-AR12, Class A2, 2.44%, 12/25/2033	786,646
6,198,052		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	6,181,131
1,562,880		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,583,045
3,102,859		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.40%, 7/25/2034	3,130,723
		TOTAL	17,492,081
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,204,186)	36,259,830
		CORPORATE BONDS--32.1%
		Basic Industry - Chemicals--0.5%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,140,864
		Basic Industry - Paper--0.2%
750,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	758,303
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.3%
$525,000		Boeing Capital Corp., 5.65%, 5/15/2006	$547,843
800,000		General Dynamics Corp., 2.125%, 5/15/2006	793,080
		TOTAL	1,340,923
		Capital Goods - Diversified Manufacturing--0.5%
2,000,000	[2,3]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	2,052,782
		Communications - Media & Cable--0.6%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	430,605
1,250,000		Comcast Corp., 6.375%, 1/30/2006	1,303,487
600,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	630,600
		TOTAL	2,364,692
		Communications - Media Noncable--0.6%
2,300,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,422,981
		Communications - Telecom Wireless--1.1%
2,000,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	2,037,960
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,619,375
		TOTAL	4,657,335
		Communications - Telecom Wirelines--1.1%
1,500,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,516,365
2,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,344,815
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	423,194
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	426,300
		TOTAL	4,710,674
		Consumer Cyclical - Automotive--2.2%
400,000		American Honda Finance Corp., 3.85%, 11/6/2008	404,964
500,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	515,805
1,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	1,010,870
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	519,993
1,000,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	1,015,242
2,500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,588,077
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,255,625
2,000,000	[2,3]	VW Credit, Inc., 2.33%, 7/21/2005	2,004,740
		TOTAL	9,315,316
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--1.1%
$2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	$2,031,080
2,500,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	2,575,650
		TOTAL	4,606,730
		Consumer Cyclical - Retailers--2.0%
2,400,000		CVS Corp., 5.625%, 3/15/2006	2,492,760
2,250,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	2,398,253
1,900,000		Target Corp., 3.375%, 3/1/2008	1,900,931
1,500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,515,555
		TOTAL	8,307,499
		Consumer Non-Cyclical Food/Beverage--1.8%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,498,625
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	2,021,060
3,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	3,134,250
		TOTAL	7,653,935
		Consumer Non-Cyclical Healthcare--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	396,376
		Consumer Non-Cyclical Pharmaceuticals--1.1%
3,000,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,130,830
1,444,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	1,425,618
		TOTAL	4,556,448
		Consumer Non-Cyclical Products--0.8%
1,500,000		Gillette Co., 2.875%, 3/15/2008	1,480,665
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,005,600
		TOTAL	3,486,265
		Consumer Non-Cyclical Supermarkets--0.8%
1,750,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	1,894,462
1,375,000		Safeway Inc., 6.15%, 3/1/2006	1,432,351
		TOTAL	3,326,813
		Energy - Independent--0.3%
1,099,200	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,089,021
		Energy - Integrated--1.7%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,496,640
2,650,000		ChevronTexaco Corp., 5.70%, 12/1/2008	2,727,672
2,750,000		Conoco, Inc., 5.45%, 10/15/2006	2,881,835
		TOTAL	7,106,147
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.5%
$2,000,000		Valero Energy Corp., 7.375%, 3/15/2006	$2,119,200
		Financial Institution - Banking--2.9%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,304,875
1,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,570,050
900,000		Mellon Funding Corp., 7.50%, 6/15/2005	928,494
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,518,368
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	419,768
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,609,075
2,500,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	2,598,300
		TOTAL	11,948,930
		Financial Institution - Brokerage--1.4%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	401,576
2,950,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	3,095,730
1,200,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,202,700
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,047,810
		TOTAL	5,747,816
		Financial Institution - Finance Noncaptive--2.2%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,182,164
2,350,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	2,427,738
3,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	3,631,110
1,000,000		HSB Capital I, Company Guarantee, 2.98%, 7/15/2027	1,004,580
		TOTAL	9,245,592
		Financial Institution - Insurance - Life--0.3%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,090,810
		Financial Institution - Insurance - P&C--0.7%
2,700,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	2,808,837
		Financial Institution - REITs--1.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,370,670
400,000		EOP Operating LP, 8.375%, 3/15/2006	428,820
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,420,438
		TOTAL	4,219,928
		Foreign-Local-Govt.--0.8%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,488,225
1,700,000		Quebec, Province of, 5.50%, 4/11/2006	1,762,254
		TOTAL	3,250,479
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--2.9%
$2,400,000		Computer Sciences Corp., 7.50%, 8/8/2005	$2,488,392
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,170,900
1,750,000		First Data Corp., 3.375%, 8/1/2008	1,743,595
2,650,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,659,089
1,350,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,388,610
1,500,000		IBM Corp., 4.125%, 6/30/2005	1,516,800
		TOTAL	11,967,386
		Transportation - Airlines--0.3%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,055,000
		Transportation - Services--0.6%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,418,770
1,000,000		Hertz Corp., 4.70%, 10/2/2006	1,016,869
		TOTAL	2,435,639
		Utility - Electric--1.7%
1,500,000		Alabama Power Co., 2.65%, 2/15/2006	1,497,360
2,000,000		FPL Group, Inc., 3.25%, 4/11/2006	2,013,900
1,500,000		PSEG Power LLC, 6.875%, 4/15/2006	1,581,315
2,000,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	1,989,080
		TOTAL	7,081,655
		TOTAL CORPORATE BONDS (IDENTIFIED COST $133,145,512)	133,264,376
		GOVERNMENT AGENCIES--4.9%
		Agency--0.7%
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,718,925
		Federal Home Loan Mortgage Corp.--2.6%
11,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	10,973,050
		Federal National Mortgage Association--1.6%
6,500,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	6,480,825
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,998,449)	20,172,800
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal National Mortgage Association--0.2%
290,924		FNMA, Pool 704530, 6.50%, 5/1/2033	306,226
443,628		FNMA, Pool 728568, 6.50%, 10/1/2033	466,962
		TOTAL	773,188
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.3%
$217,276		GNMA, Pool 354754, 7.50%, 2/15/2024	$235,180
89,084		GNMA, Pool 423843, 8.50%, 8/15/2026	97,807
985,628		GNMA, Pool 780360, 11.00%, 9/15/2015	1,103,085
		TOTAL	1,436,072
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,191,237)	2,209,260
		U.S. TREASURY--10.0%
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	994,060
1,000,000		United States Treasury Note, 2.25%, 2/15/2007	991,250
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	1,000,940
2,000,000		United States Treasury Note, 3.00%, 2/15/2008	2,005,620
7,500,000		United States Treasury Note, 3.25%, 8/15/2007	7,594,950
6,000,000		United States Treasury Note, 3.25%, 8/15/2008	6,047,820
3,000,000		United States Treasury Note, 3.50%, 11/15/2006	3,054,840
500,000		United States Treasury Note, 5.625%, 5/15/2008	544,765
17,500,000		United States Treasury Note, 5.75%, 11/15/2005	18,126,150
935,000		United States Treasury Note, 6.625%, 5/15/2007	1,024,414
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,869,113)	41,384,809
		MUTUAL FUNDS--10.6% [4]
1,357,532		Federated Mortgage Core Portfolio	13,873,981
10,949,760		Prime Value Obligations Fund, IS Shares	10,949,760
2,744,032		High Yield Bond Portfolio	19,263,104
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $44,296,189)	44,086,845
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $413,123,362) [5]	412,190,211
		OTHER ASSETS AND LIABILITIES - NET--0.8%	3,376,870
		TOTAL NET ASSETS--100%	$415,567,081

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $34,502,619 which represents 8.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $14,738,506 which represents 3.5% of total net assets.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $413,158,880.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $44,086,845 of investments in affiliated issuers (Note 5) (identified cost $413,123,362)		$412,190,211
Cash		150,439
Income receivable		3,580,911
Receivable for shares sold		386,371
Other assets		332,012
TOTAL ASSETS		416,639,944
Liabilities:
Payable for shares redeemed	$602,251
Income distribution payable	334,002
Payable for Directors'/Trustees' fees	1,335
Payable for distribution services fee (Note 5)	57,464
Payable for shareholder service fee (Note 5)	67,447
Accrued expenses	10,364
TOTAL LIABILITIES		1,072,863
Net assets for 48,962,692 shares outstanding		$415,567,081
Net Assets Consist of:
Paid-in capital		$428,677,480
Net unrealized depreciation of investments		(933,151)
Accumulated net realized loss on investments		(12,243,576)
Undistributed net investment income		66,328
TOTAL NET ASSETS		$415,567,081
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($179,999,034 ÷ 21,207,765 shares outstanding), no par value, unlimited shares authorized		$8.49
Institutional Service Shares:
Net asset value per share ($36,111,952 ÷ 4,254,784 shares outstanding), no par value, unlimited shares authorized		$8.49
Class Y Shares:
Net asset value per share ($70,504,569 ÷ 8,306,880 shares outstanding), no par value, unlimited shares authorized		$8.49
Class A Shares:
Net asset value per share ($128,951,526 ÷ 15,193,263 shares outstanding), no par value, unlimited shares authorized		$8.49
Offering price per share (100/99.00 of $8.49) [1]		$8.58
Redemption proceeds per share		$8.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $5,494)			$4,218,935
Dividends (received from affiliated issuers) (Note 5)			520,323
TOTAL INCOME			4,739,258
Expenses:
Investment adviser fee (Note 5)		$552,431
Administrative personnel and services fee (Note 5)		120,951
Custodian fees		8,864
Transfer and dividend disbursing agent fees and expenses (Note 5)		50,079
Directors'/Trustees' fees		1,077
Auditing fees		8,135
Legal fees		2,372
Portfolio accounting fees		47,036
Distribution services fee--Institutional Service Shares (Note 5)		24,758
Distribution services fee--Class A Shares (Note 5)		113,980
Shareholder services fee--Institutional Shares (Note 5)		226,744
Shareholder services fee--Institutional Service Shares (Note 5)		31,233
Shareholder services fee--Class A Shares (Note 5)		56,990
Share registration costs		17,619
Printing and postage		27,811
Insurance premiums		7,444
Miscellaneous		1,458
TOTAL EXPENSES		1,298,982
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(197,226)
Waiver of administrative personnel and services fee	(13,903)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,568)
Waiver of distribution services fee--Institutional Service Shares	(18,284)
Waiver of distribution services fee--Class A Shares	(2,280)
Waiver of shareholder services fee--Institutional Shares	(162,078)
TOTAL WAIVERS AND REIMBURSEMENT		(399,339)
Net expenses			899,643
Net investment income			3,839,615
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,393,343)
Net change in unrealized depreciation of investments			1,824,847
Net realized and unrealized gain on investments			431,504
Change in net assets resulting from operations			$4,271,119

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,839,615	$7,119,974
Net realized loss on investments	(1,393,343)	(3,526,408)
Net change in unrealized appreciation/depreciation of investments	1,824,847	694,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,271,119	4,288,405
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,552,114)	(6,015,697)
Institutional Service Shares	(331,630)	(764,702)
Class Y Shares	(379,386)	--
Class A Shares	(546,972)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,810,102)	(6,780,399)
Share Transactions:
Proceeds from sale of shares	36,978,255	90,730,092
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	90,324,296	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	147,677,479	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,418,288	4,029,497
Cost of shares redeemed	(66,759,612)	(159,058,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	210,638,706	(64,298,801)
Change in net assets	211,099,723	(66,790,795)
Net Assets:
Beginning of period	204,467,358	271,258,153
End of period (including undistributed net investment income of $66,328 and $36,815, respectively)	$415,567,081	$204,467,358

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. The investment objective of the Fund is to seek to provide current income.

Effective August 26, 2004 the Fund began offering Class Y and Class A Shares.

On August 27, 2004, the Fund received tax-free transfers of assets from Federated Limited Duration Fund and Federated Limited Term Fund, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation)	[1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --		$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)		(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570		--
Class A Shares	16,573,793	--	140,553,051	--		(18,614)
TOTAL	28,064,896	$90,324,296	$ 147,677,479	$ 243,311		$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$ 147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-N6, Class NOTE, 2.58%, 12/25/2007	12/5/2002	$ 104,104
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 3.38%, 5/15/2029	5/14/1998	336,203
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.78%, 5/25/2029	5/14/1998	542,357
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	1,040,147
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	740,498
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.68%, 5/25/2029	3/12/1999	380,406
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 3.68%, 5/25/2029	6/2/1998	391,693
C-BASS ABS LLC Series 1999-3, Class B1, 6.88%, 2/3/2029	7/9/1999	377,344
Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 2/27/2034	2/24/2004	478,154
Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.93%, 2/1/2017	2/25/1997	1,428,760
First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	3/31/2004	272,879
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	1,771,653
First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	1,076,850
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 12/3/2002	1,577,854
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,350,842
Great America Leasing Receivables 2004-1, Class C, 3/15/2010	10/1/2004	1,560,284
Greenwich Capital Acceptance 1991-4, Class B1A, 6.33%, 7/1/2019	1/7/1993	719,232
Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	9/14/2004	1,000,000
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	1,232,405
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 3.60%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	5/14/1998	1,207
Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	3,149
Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	3/24/1999	10,734
Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	5/22/2002	98,004
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	11,720
SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	9/14/2004	1,750,000
SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 3.082%, 1/28/2027	2/4/1998 - 2/5/1998	78,878

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,249,011	$27,495,246	8,874,897	$75,682,625
Shares issued to shareholders in payment of distributions declared	194,656	1,648,351	416,516	3,546,120
Shares redeemed	(4,106,592)	(34,730,951)	(15,031,230)	(128,088,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(662,925)	$(5,587,354)	(5,739,817)	$(48,859,569)

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	302,067	$2,557,303	1,763,661	$15,047,467
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	1,693,424	14,360,843	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	840,097	7,124,428	--	--
Shares issued to shareholders in payment of distributions declared	18,506	156,768	56,754	483,377
Shares redeemed	(856,604)	(7,254,447)	(3,635,282)	(30,970,076)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,997,490	$16,944,895	(1,814,867)	$(15,439,232)

	Period Ended 10/31/2004 [1]		Year Ended 4/30/2004
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	554,847	$4,703,139	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	8,957,582	75,963,453	--	--
Shares issued to shareholders in payment of distributions declared	22,200	188,373	--	--
Shares redeemed	(1,227,749)	(10,417,373)	--	--
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	8,306,880	$70,437,592	--	--

	Period Ended 10/31/2004 [1]		Year Ended 4/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	261,790	$2,222,567	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	16,573,793	140,553,051	--	--
Shares issued to shareholders in payment of distributions declared	50,064	424,796	--	--
Shares redeemed	(1,692,384)	(14,356,841)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,193,263	$128,843,573	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,834,708	$210,638,706	(7,554,684)	$(64,298,801)

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to October 31, 2004.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the cost of investments for federal tax purposes was $413,158,880. The net unrealized depreciation of investments for federal tax purposes was $968,669. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,170,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,138,995.

At April 30, 2004, the Fund had a capital loss carryforward of $7,148,221 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,566,031
2006	$ 696,886
2007	$ 159,370
2008	$ 496,189
2011	$ 2,437,901
2012	$1,791,844

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$198,633
Prime Value Obligations Fund	$30,707
High Yield Bond Portfolio	$290,983

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended October 31, 2004, FSC the principal distributor retained $402 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $12,994, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2004, were as follows:

Purchases	$35,089,773
Sales	$50,695,717

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C795

31499 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.47		$8.56	$8.70	$8.74		$8.52	$8.67
Income From Investment Operations:
Net investment income	0.12		0.25	0.35	0.47	[1]	0.56	0.53
Net realized and unrealized gain (loss) on investments	0.02		(0.10)	(0.14)	(0.05	) [1]	0.22	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.15	0.21	0.42		0.78	0.38
Less Distributions:
Distributions from net investment income	(0.12)		(0.24)	(0.35)	(0.46)		(0.56)	(0.53)
Net Asset Value, End of Period	$8.49		$8.47	$8.56	$8.70		$8.74	$8.52
Total Return [2]	1.67%		1.81%	2.46%	4.90%		9.39%	4.52%

Ratios to Average Net Assets:
Expenses	0.56	% [3]	0.56%	0.56%	0.57%		0.56%	0.56%
Net investment income	2.80	% [3]	3.00%	3.96%	5.30	% [1]	6.41%	6.23%
Expense waiver/reimbursement [4]	0.31	% [3]	0.30%	0.26%	0.28%		0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,999		$185,337	$236,394	$236,307		$193,030	$189,395
Portfolio turnover	14%		38%	69%	29%		43%	44%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended April 30,
	10/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.47		$8.56	$8.70	$8.74		$8.52	$8.67
Income From Investment Operations:
Net investment income	0.11		0.23	0.33	0.45	[1]	0.53	0.51
Net realized and unrealized gain (loss) on investments	0.02		(0.10)	(0.14)	(0.05	) [1]	0.22	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.13	0.19	0.40		0.75	0.36
Less Distributions:
Distributions from net investment income	(0.11)		(0.22)	(0.33)	(0.44)		(0.53)	(0.51)
Net Asset Value, End of Period	$8.49		$8.47	$8.56	$8.70		$8.74	$8.52
Total Return [2]	1.56%		1.56%	2.21%	4.64%		9.12%	4.26%

Ratios to Average Net Assets:
Expenses	0.76	% [3]	0.81%	0.81%	0.82%		0.81%	0.81%
Net investment income	2.67	% [3]	2.75%	3.71%	5.05	% [1]	6.16%	5.94%
Expense waiver/reimbursement [4]	0.30	% [3]	0.30%	0.26%	0.28%		0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,112		$19,130	$34,864	$24,121		$18,145	$13,999
Portfolio turnover	14%		38%	69%	29%		43%	44%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class Y Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 10/31/2004	[1]
Net Asset Value, Beginning of Period	$8.47
Income From Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.07
Less Distributions:
Distributions from net investment income	(0.05)
Net Asset Value, End of Period	$8.49
Total Return [2]	0.77%

Ratios to Average Net Assets:
Expenses	0.35	% [3]
Net investment income	3.24	% [3]
Expense waiver/reimbursement [4]	0.23	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$70,505
Portfolio turnover	14	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to October 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended October 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 1 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

1 "Actual" expense information for the Fund's Class Y Shares is for the period from August 26, 2004 (date of initial public investment) to October 31, 2004. Actual expenses are equal to the Fund's Class Y Shares annualized expense ratio, multiplied by the average account value over the period, multiplied by 67/365 (to reflect the period from initial public investment to October 31, 2004). "Hypothetical" expense information for Class Y Shares is presented on the basis of the full one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period). The annualized expense ratio is as follows:

Class Y Shares	0.35%

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period
Actual:
Institutional Shares	$1,000	$1,016.70	$2.85 [2]
Institutional Service Shares	$1,000	$1,015.60	$3.86 [2]
Class Y Shares (8/26/2004) [1]	$1,000	$1,007.70	$0.64 [1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85 [2]
Institutional Service Shares	$1,000	$1,021.37	$3.87 [2]
Class Y Shares	$1,000	$1,023.44	$1.79 [1]

2 Expenses are equal to the annualized expense ratio of the respective Share Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.76%

Portfolio of Investment Summary Tables

At October 31, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	28.4%	Aaa	27.4%
AA	5.9%	Aa	8.0%
A	20.0%	A	17.1%
BBB	12.3%	Baa	12.1%
BB	1.3%	Ba	1.1%
B	2.5%	B	2.4%
CCC	0.6%	Caa	0.9%
D	1.0%	Ca	0.1%
Not rated by S&P 3	24.5%	Not rated by Moody's 3	27.4%
Cash Equivalents [4]	2.7%	Cash Equivalents [4]	2.7%
TOTAL	99.2%	TOTAL	99.2%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings assigned only by the NRSRO identified in each table.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 22.3% are U.S. Treasury and Agency Securities (including mortgage-backed securities guaranteed by Government Sponsored Entities) and 0.3% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit quality ratings by either of these NRSROs.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

At October 31, 2004, the Fund's portfolio composition 5 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	36.7%
Mortgage-Backed Securities [6]	16.0%
Asset-Backed Securities	28.9%
U.S. Treasury/Agency Securities [7]	14.9%
Cash Equivalents [4]	2.7%
TOTAL BY SECURITY TYPE	99.2%

5 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

6 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable-rate, mortgage-backed securities.

7 For purposes of this table, U.S. Treasury & Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

October 31, 2004 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.5%
		Federal Home Loan Mortgage Corp.--0.1%
$152,756	[1]	FHLMC ARM 606116, 30 Year, 3.527%, 9/1/2019	$157,095
159,050	[1]	FHLMC ARM 785167, 30 Year, 3.578%, 12/1/2018	163,185
		TOTAL	320,280
		Federal National Mortgage Association--3.4%
2,809,062	[1]	FNMA ARM 544843, 3.678%, 10/1/2027	2,885,075
2,189,746	[1]	FNMA ARM 544852, 3.624%, 4/1/2028	2,248,584
1,661,958	[1]	FNMA ARM 544884, 3.619%, 5/1/2034	1,707,163
6,101,810	[1]	FNMA ARM 556379, 2.922%, 5/1/2040	6,194,008
1,334,444	[1]	FNMA ARM 556388, 2.922%, 5/1/2040	1,352,939
		TOTAL	14,387,769
		Government National Mortgage Association--0.0%
70,646	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	71,589
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $14,621,034)	14,779,638
		ASSET-BACKED SECURITIES--28.9%
		Auto Receivables--10.6%
1,801,384		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	1,828,837
580,128	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 2.04%, 10/12/2006	580,505
3,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 7/6/2008	3,013,526
4,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	3,998,280
3,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/16/2006	2,996,158
2,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,476,900
1,000,000		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 7/16/2007	995,500
5,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.93%, 5/15/2007	5,003,450
1,576,723	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,584,607
591,159		Harley-Davidson Motorcycle Trust 2004-1, Class B, 11/15/2011	581,428
17,108		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	17,120
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,000,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 5/15/2007	$997,120
1,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 4/17/2008	1,006,710
3,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	3,528,210
273,694		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	274,180
328,295		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	329,907
1,000,000		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	1,001,560
407,407		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	413,298
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	989,500
1,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.19%, 11/15/2007	992,860
2,000,000		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	2,002,480
2,000,000		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 4/15/2007	1,998,340
1,207	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	1,207
3,149	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	3,149
10,738	[2]	Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	10,764
266,759		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	271,230
209,756		Toyota Auto Receivables Owner Trust 2002-B, Class A3, 3.76%, 6/15/2006	210,316
2,000,000		WFS Financial Owner Trust 2004-4, Class A3, 2.98%, 3/17/2009	1,994,380
4,750,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	4,728,679
		TOTAL	43,830,201
		Credit Card--4.8%
4,500,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	4,521,735
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 2.25%, 12/15/2009	1,764,793
3,000,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	3,009,390
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.72%, 10/15/2007	3,007,620
1,000,000	[1]	Citibank Credit Card Master Trust 2002-C1, Class C1, 2.70%, 2/9/2009	1,009,060
2,000,000	[2,3]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	2,004,740
2,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	2,030,400
2,500,000	[1]	MBNA Master Credit Card Trust 2000-D, Class B, 2.30%, 9/15/2009	2,515,175
		TOTAL	19,862,913
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--9.0%
$422,803	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$427,031
104,104	[1,2]	AQ Finance NIM Trust 2002-N6, Class NOTE, 2.58%, 12/25/2007	104,885
417,329	[1]	Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 2.45%, 2/25/2033	422,971
21,800,000		Asset Backed Funding Certificate 2002-OPT1, Class AIO, 6.00%, 3/25/2005	189,878
336,203	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 3.38%, 5/25/2029	306,520
542,357	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.78%, 5/25/2029	512,127
1,042,427	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	1,085,820
740,845	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	723,546
402,545	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.68%, 5/25/2029	388,324
391,693	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 3.68%, 5/25/2029	324,075
3,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 3/25/2020	2,985,750
478,871	[2]	Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 2/27/2034	475,622
309,595		Chase Funding Net Interest Margin, Class NOTE, 5.25%, 1/27/2035	309,208
145,874		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	146,797
92,557	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.35%, 1/15/2028	92,672
500,000		Countrywide Asset Backed Certificates 2002-1, Class M2, 3.03%, 8/25/2032	501,145
3,919,768	[1]	Fifth Third Home Equity Loan Trust, Class A, 2.16%, 9/20/2023	3,913,706
2,017,243	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 2.28%, 3/25/2034	2,024,889
353,263		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 2.17%, 11/25/2034	353,927
273,620	[2]	First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	273,509
1,767,717	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	1,770,474
1,078,198	[2]	First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	1,078,198
2,717,532		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,364,552
2,481,015		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,797,322
3,006,262		Impac CMB Trust 2002-7, Class A, 2.3625%, 11/25/2032	3,027,456
1,229,734	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	1,231,018
748,660		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	765,041
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	72,215
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$450,091		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$450,690
10,000,000	[2]	Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	7,500
1,539,033		Quest Trust 2004 - X1, Class A, 2.2625%, 3/25/2034	1,539,280
3,500,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	3,474,870
2,478,833		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.51%, 10/25/2030	2,570,649
1,750,000	[2]	SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	1,744,540
		TOTAL	37,456,207
		Manufactured Housing--0.7%
1,983,685		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	2,035,876
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.44%, 6/7/2016	1,036,276
		TOTAL	3,072,152
		Other--2.3%
1,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	992,860
1,350,990	[1,2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,364,717
1,560,526	[2]	Great America Leasing Receivables 2004-1, Class C, 3/15/2010	1,564,552
1,587,665		John Deere Owner Trust 2003-A, Class A2, 1/15/2006	1,587,122
2,000,000	[1]	Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 2.18%, 12/17/2007	2,002,300
2,000,000		Mellon Bank Premium Finance Loan Master Trust Series 2004-1 Class C, 2.65%, 6/15/2009	2,002,120
		TOTAL	9,513,671
		Rate Reduction Bond--1.5%
911,559		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	914,577
3,186,758		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008	3,308,110
1,999,925		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	2,074,822
		TOTAL	6,297,509
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,797,642)	120,032,653
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Commercial Mortgage--0.1%
7,093,598		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.35%, 4/18/2029	273,232
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp.--3.8%
$3,608,008	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.22%, 2/15/2018	$3,606,168
1,599,702		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	1,597,999
2,133,293		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H010, Class A1, 1.582%, 9/15/2008	2,106,371
2,027,396		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H009, Class A2, 1.876%, 3/15/2008	1,989,955
6,689,968		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H008, Class A3, 2.29%, 6/15/2007	6,665,826
		TOTAL	15,966,319
		Federal National Mortgage Association--0.6%
105,755		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	109,628
1,385,310		Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030	1,407,530
1,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	1,011,040
		TOTAL	2,528,198
		Non-Agency Mortgage--4.2%
460,966	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.88%, 2/3/2029	451,747
1,422,979	[1,2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.93%, 2/1/2017	1,419,422
730,648	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.33%, 7/1/2019	730,421
1,000,000	[2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	998,840
410,574		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	410,044
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 3.60%, 1/25/2029	1,254,176
106,976		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	106,760
13,603	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	10,427
16,500,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 10/25/2032	143,715
86,235	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 3.08%, 1/28/2027	66,104
219,119		Structured Asset Securities Corp. 2003-25XS, Class A2, 2.69%, 8/25/2033	218,880
785,970		Washington Mutual 2003-AR12, Class A2, 2.44%, 12/25/2033	786,646
6,198,052		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	6,181,131
1,562,880		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,583,045
3,102,859		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.40%, 7/25/2034	3,130,723
		TOTAL	17,492,081
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,204,186)	36,259,830
Principal Amount			Value
		CORPORATE BONDS--32.1%
		Basic Industry - Chemicals--0.5%
$2,200,000		Praxair, Inc., 2.75%, 6/15/2008	$2,140,864
		Basic Industry - Paper--0.2%
750,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	758,303
		Capital Goods - Aerospace & Defense--0.3%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	547,843
800,000		General Dynamics Corp., 2.125%, 5/15/2006	793,080
		TOTAL	1,340,923
		Capital Goods - Diversified Manufacturing--0.5%
2,000,000	[2,3]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	2,052,782
		Communications - Media & Cable--0.6%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	430,605
1,250,000		Comcast Corp., 6.375%, 1/30/2006	1,303,487
600,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	630,600
		TOTAL	2,364,692
		Communications - Media Noncable--0.6%
2,300,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,422,981
		Communications - Telecom Wireless--1.1%
2,000,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	2,037,960
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,619,375
		TOTAL	4,657,335
		Communications - Telecom Wirelines--1.1%
1,500,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,516,365
2,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,344,815
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	423,194
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	426,300
		TOTAL	4,710,674
		Consumer Cyclical - Automotive--2.2%
400,000		American Honda Finance Corp., 3.85%, 11/6/2008	404,964
500,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	515,805
1,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 7.40%, 1/20/2005	1,010,870
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	519,993
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical--continued
$1,000,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	$1,015,242
2,500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,588,077
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,255,625
2,000,000	[2,3]	VW Credit, Inc., 2.33%, 7/21/2005	2,004,740
		TOTAL	9,315,316
		Consumer Cyclical - Entertainment--1.1%
2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,031,080
2,500,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	2,575,650
		TOTAL	4,606,730
		Consumer Cyclical - Retailers--2.0%
2,400,000		CVS Corp., 5.625%, 3/15/2006	2,492,760
2,250,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	2,398,253
1,900,000		Target Corp., 3.375%, 3/1/2008	1,900,931
1,500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,515,555
		TOTAL	8,307,499
		Consumer Non-Cyclical Food/Beverage--1.8%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,498,625
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	2,021,060
3,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	3,134,250
		TOTAL	7,653,935
		Consumer Non-Cyclical Healthcare--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	396,376
		Consumer Non-Cyclical Pharmaceuticals--1.1%
3,000,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	3,130,830
1,444,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	1,425,618
		TOTAL	4,556,448
		Consumer Non-Cyclical Products--0.8%
1,500,000		Gillette Co., 2.875%, 3/15/2008	1,480,665
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,005,600
		TOTAL	3,486,265
		Consumer Non-Cyclical Supermarkets--0.8%
1,750,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	1,894,462
1,375,000		Safeway Inc., 6.15%, 3/1/2006	1,432,351
		TOTAL	3,326,813
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.3%
$1,099,200	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	$1,089,021
		Energy - Integrated--1.7%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,496,640
2,650,000		ChevronTexaco Corp., 5.70%, 12/1/2008	2,727,672
2,750,000		Conoco, Inc., 5.45%, 10/15/2006	2,881,835
		TOTAL	7,106,147
		Energy - Refining--0.5%
2,000,000		Valero Energy Corp., 7.375%, 3/15/2006	2,119,200
		Financial Institution - Banking--2.9%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,304,875
1,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,570,050
900,000		Mellon Funding Corp., 7.50%, 6/15/2005	928,494
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,518,368
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	419,768
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,609,075
2,500,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	2,598,300
		TOTAL	11,948,930
		Financial Institution - Brokerage--1.4%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	401,576
2,950,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	3,095,730
1,200,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,202,700
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,047,810
		TOTAL	5,747,816
		Financial Institution - Finance Noncaptive--2.2%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,182,164
2,350,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	2,427,738
3,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	3,631,110
1,000,000		HSB Capital I, Company Guarantee, 2.98%, 7/15/2027	1,004,580
		TOTAL	9,245,592
		Financial Institution - Insurance - Life--0.3%
1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,090,810
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.7%
$2,700,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	$2,808,837
		Financial Institution - REITs--1.0%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,370,670
400,000		EOP Operating LP, 8.375%, 3/15/2006	428,820
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,420,438
		TOTAL	4,219,928
		Foreign-Local-Govt.--0.8%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,488,225
1,700,000		Quebec, Province of, 5.50%, 4/11/2006	1,762,254
		TOTAL	3,250,479
		Technology--2.9%
2,400,000		Computer Sciences Corp., 7.50%, 8/8/2005	2,488,392
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,170,900
1,750,000		First Data Corp., 3.375%, 8/1/2008	1,743,595
2,650,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	2,659,089
1,350,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,388,610
1,500,000		IBM Corp., 4.125%, 6/30/2005	1,516,800
		TOTAL	11,967,386
		Transportation - Airlines--0.3%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,055,000
		Transportation - Services--0.6%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,418,770
1,000,000		Hertz Corp., 4.70%, 10/2/2006	1,016,869
		TOTAL	2,435,639
		Utility - Electric--1.7%
1,500,000		Alabama Power Co., 2.65%, 2/15/2006	1,497,360
2,000,000		FPL Group, Inc., 3.25%, 4/11/2006	2,013,900
1,500,000		PSEG Power LLC, 6.875%, 4/15/2006	1,581,315
2,000,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	1,989,080
		TOTAL	7,081,655
		TOTAL CORPORATE BONDS (IDENTIFIED COST $133,145,512)	133,264,376
Principal Amount			Value
		GOVERNMENT AGENCIES--4.9%
		Agency--0.7%
$2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$2,718,925
		Federal Home Loan Mortgage Corp.--2.6%
11,000,000		Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	10,973,050
		Federal National Mortgage Association--1.6%
6,500,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	6,480,825
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,998,449)	20,172,800
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal National Mortgage Association--0.2%
290,924		FNMA, Pool 704530, 6.50%, 5/1/2033	306,226
443,628		FNMA, Pool 728568, 6.50%, 10/1/2033	466,962
		TOTAL	773,188
		Government National Mortgage Association--0.3%
217,276		GNMA, Pool 354754, 7.50%, 2/15/2024	235,180
89,084		GNMA, Pool 423843, 8.50%, 8/15/2026	97,807
985,628		GNMA, Pool 780360, 11.00%, 9/15/2015	1,103,085
		TOTAL	1,436,072
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,191,237)	2,209,260
		U.S. TREASURY--10.0%
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	994,060
1,000,000		United States Treasury Note, 2.25%, 2/15/2007	991,250
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	1,000,940
2,000,000		United States Treasury Note, 3.00%, 2/15/2008	2,005,620
7,500,000		United States Treasury Note, 3.25%, 8/15/2007	7,594,950
6,000,000		United States Treasury Note, 3.25%, 8/15/2008	6,047,820
3,000,000		United States Treasury Note, 3.50%, 11/15/2006	3,054,840
500,000		United States Treasury Note, 5.625%, 5/15/2008	544,765
17,500,000		United States Treasury Note, 5.75%, 11/15/2005	18,126,150
935,000		United States Treasury Note, 6.625%, 5/15/2007	1,024,414
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,869,113)	41,384,809
Shares			Value
		MUTUAL FUNDS--10.6% [4]
1,357,532		Federated Mortgage Core Portfolio	$13,873,981
10,949,760		Prime Value Obligations Fund, IS Shares	10,949,760
2,744,032		High Yield Bond Portfolio	19,263,104
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $44,296,189)	44,086,845
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $413,123,362) [5]	412,190,211
		OTHER ASSETS AND LIABILITIES - NET--0.8%	3,376,870
		TOTAL NET ASSETS--100%	$415,567,081

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $34,502,619 which represents 8.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $14,738,506 which represents 3.5% of total net assets.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $413,158,880.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $44,086,845 of investments in affiliated issuers (Note 5) (identified cost $413,123,362)		$412,190,211
Cash		150,439
Income receivable		3,580,911
Receivable for shares sold		386,371
Other assets		332,012
TOTAL ASSETS		416,639,944
Liabilities:
Payable for shares redeemed	$602,251
Income distribution payable	334,002
Payable for Directors'/Trustees' fees	1,335
Payable for distribution services fee (Note 5)	57,464
Payable for shareholder service fee (Note 5)	67,447
Accrued expenses	10,364
TOTAL LIABILITIES		1,072,863
Net assets for 48,962,692 shares outstanding		$415,567,081
Net Assets Consist of:
Paid-in capital		$428,677,480
Net unrealized depreciation of investments		(933,151)
Accumulated net realized loss on investments		(12,243,576)
Undistributed net investment income		66,328
TOTAL NET ASSETS		$415,567,081
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($179,999,034 ÷ 21,207,765 shares outstanding), no par value, unlimited shares authorized		$8.49
Institutional Service Shares:
Net asset value per share ($36,111,952 ÷ 4,254,784 shares outstanding), no par value, unlimited shares authorized		$8.49
Class Y Shares:
Net asset value per share ($70,504,569 ÷ 8,306,880 shares outstanding), no par value, unlimited shares authorized		$8.49
Class A Shares:
Net asset value per share ($128,951,526 ÷ 15,193,263 shares outstanding), no par value, unlimited shares authorized		$8.49
Offering price per share (100/99.00 of $8.49) [1]		$8.58
Redemption proceeds per share		$8.49

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2004 (unaudited)

Investment Income:
Interest (including income on securities loaned of $5,494)			$4,218,935
Dividends (received from affiliated issuers) (Note 5)			520,323
TOTAL INCOME			4,739,258
Expenses:
Investment adviser fee (Note 5)		$552,431
Administrative personnel and services fee (Note 5)		120,951
Custodian fees		8,864
Transfer and dividend disbursing agent fees and expenses (Note 5)		50,079
Directors'/Trustees' fees		1,077
Auditing fees		8,135
Legal fees		2,372
Portfolio accounting fees		47,036
Distribution services fee--Institutional Service Shares (Note 5)		24,758
Distribution services fee--Class A Shares (Note 5)		113,980
Shareholder services fee--Institutional Shares (Note 5)		226,744
Shareholder services fee--Institutional Service Shares (Note 5)		31,233
Shareholder services fee--Class A Shares (Note 5)		56,990
Share registration costs		17,619
Printing and postage		27,811
Insurance premiums		7,444
Miscellaneous		1,458
TOTAL EXPENSES		1,298,982
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(197,226)
Waiver of administrative personnel and services fee	(13,903)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,568)
Waiver of distribution services fee--Institutional Service Shares	(18,284)
Waiver of distribution services fee--Class A Shares	(2,280)
Waiver of shareholder services fee--Institutional Shares	(162,078)
TOTAL WAIVERS AND REIMBURSEMENT		(399,339)
Net expenses			899,643
Net investment income			3,839,615
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(1,393,343)
Net change in unrealized depreciation of investments			1,824,847
Net realized and unrealized gain on investments			431,504
Change in net assets resulting from operations			$4,271,119

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2004	Year Ended 4/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,839,615	$7,119,974
Net realized loss on investments	(1,393,343)	(3,526,408)
Net change in unrealized appreciation/depreciation of investments	1,824,847	694,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,271,119	4,288,405
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,552,114)	(6,015,697)
Institutional Service Shares	(331,630)	(764,702)
Class Y Shares	(379,386)	--
Class A Shares	(546,972)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,810,102)	(6,780,399)
Share Transactions:
Proceeds from sale of shares	36,978,255	90,730,092
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	90,324,296	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	147,677,479	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,418,288	4,029,497
Cost of shares redeemed	(66,759,612)	(159,058,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	210,638,706	(64,298,801)
Change in net assets	211,099,723	(66,790,795)
Net Assets:
Beginning of period	204,467,358	271,258,153
End of period (including undistributed net investment income of $66,328 and $36,815, respectively)	$415,567,081	$204,467,358

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. The investment objective of the Fund is to seek to provide current income.

Effective August 26, 2004 the Fund began offering Class Y and Class A Shares.

On August 27, 2004, the Fund received tax-free transfers of assets from Federated Limited Duration Fund and Federated Limited Term Fund, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$147,677,479	$ 243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Asset of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-N6, Class NOTE, 2.58%, 12/25/2007	12/5/2002	$104,104
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 3.38%, 5/15/2029	5/14/1998	336,203
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.78%, 5/25/2029	5/14/1998	542,357
Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	1,040,147
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	740,498
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.68%, 5/25/2029	3/12/1999	380,406
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 3.68%, 5/25/2029	6/2/1998	391,693
C-BASS ABS LLC Series 1999-3, Class B1, 6.88%, 2/3/2029	7/9/1999	377,344
Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 2/27/2034	2/24/2004	478,154
Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.93%, 2/1/2017	2/25/1997	1,428,760
First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	3/31/2004	272,879
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	1,771,653
First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	1,076,850
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002 - 12/3/2002	1,577,854
Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,350,842
Great America Leasing Receivables 2004-1, Class C, 3/15/2010	10/1/2004	1,560,284
Greenwich Capital Acceptance 1991-4, Class B1A, 6.33%, 7/1/2019	1/7/1993	719,232
Harwood Street Funding I LLC 2004-1, Class CTFS, 3.77%, 9/20/2009	9/14/2004	1,000,000
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	1,232,405
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 3.60%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	5/14/1998	1,207
Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	9/9/1998	3,149
Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	3/24/1999	10,734
Quest Trust 2002 - X1, Class S, 5.25%, 11/25/2004	5/22/2002	98,004
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	11,720
SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	9/14/2004	1,750,000
SMFC Trust Asset-Backed Certificates, Series 1997-A, Class B1-4, 3.082%, 1/28/2027	2/4/1998 - 2/5/1998	78,878

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,249,011	$27,495,246	8,874,897	75,682,625
Shares issued to shareholders in payment of distributions declared	194,656	1,648,351	416,516	3,546,120
Shares redeemed	(4,106,592)	(34,730,951)	(15,031,230)	(128,088,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(662,925)	$(5,587,354)	(5,739,817)	(48,859,569)

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	302,067	$2,557,303	1,763,661	$15,047,467
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	1,693,424	14,360,843	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	840,097	7,124,428	--	--
Shares issued to shareholders in payment of distributions declared	18,506	156,768	56,754	483,377
Shares redeemed	(856,604)	(7,254,447)	(3,635,282)	(30,970,076)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,997,490	$16,944,895	(1,814,867)	$(15,439,232)

	Period Ended 10/31/2004 [1]		Year Ended 4/30/2004
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	554,847	$4,703,139	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	8,957,582	75,963,453	--	--
Shares issued to shareholders in payment of distributions declared	22,200	188,373	--	--
Shares redeemed	(1,227,749)	(10,417,373)	--	--
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	8,306,880	$70,437,592	--	--

	Period Ended 10/31/2004 [1]		Year Ended 4/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	261,790	$2,222,567	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	16,573,793	140,553,051	--	--
Shares issued to shareholders in payment of distributions declared	50,064	424,796	--	--
Shares redeemed	(1,692,384)	(14,356,841)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,193,263	$128,843,573	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,834,708	$210,638,706	(7,554,684)	$(64,298,801)

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to October 31, 2004.

4. FEDERAL TAX INFORMATION

At October 31, 2004, the cost of investments for federal tax purposes was $413,158,880. The net unrealized depreciation of investments for federal tax purposes was $968,669. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,170,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,138,995.

At April 30, 2004, the Fund had a capital loss carryforward of $7,148,221 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,566,031
2006	696,886
2007	159,370
2008	496,189
2011	2,437,901
2012	1,791,844

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$198,633
Prime Value Obligations Fund	$ 30,707
High Yield Bond Portfolio	$290,983

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Asset of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended October 31, 2004, FSC the principal distributor retained $402 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $12,994, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2004, were as follows:

Purchases	$35,089,773
Sales	$50,695,717

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

8112901 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004